OFFSETTING (Tables)	12 Months Ended
Dec. 31, 2014
Offsetting Assets Tables [Abstract]
Offsetting Derivative Assets Tables [Text Block]

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2013				December 31, 2014
		Derivative instruments (1)	Reverse repurchase agreements and securities lending transactions	Total		Derivative instruments (1)	Reverse repurchase agreements and securities lending transactions	Total

Gross amounts of recognised financial assets		3,598	39	3,637		5,892	94	5,986
Gross amounts of recognised financial liabilities set off in the balance sheet		-	-	-		-	-	-
Net amounts of financial assets presented in the balance sheet		3,598	39	3,637		5,892	94	5,986

Related amounts not set off in the balance sheet	Financial instruments	(619)	(25)	(644)		(952)	(94)	(1,046)
		Cash collateral received	(943)	-	(943)		(1,421)	-	(1,421)
Net amount		2,036	14	2,050		3,519	-	3,519

(1)	Included in Derivative assets in the Group's balance sheet at December 31, 2013 and 2014.

Offsetting Derivative Liabilities Tables [Text Block]

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2013				December 31, 2014
		Derivative instruments (1)	Repurchase agreements and securities borrowing transactions	Total		Derivative instruments (1)	Repurchase agreements and securities borrowing transactions (2)	Total

Gross amounts of recognised financial liabilities		3,029	4,738	7,767		6,276	5,057	11,333
Gross amounts of recognised financial assets set off in the balance sheet		-	-	-		-	-	-
Net amounts of financial liabilities presented in the balance sheet		3,029	4,738	7,767		6,276	5,057	11,333

Related amounts not set off in the balance sheet	Financial instruments	(545)	(4,738)	(5,283)		(1,429)	(5,040)	(6,469)
		Cash collateral pledged	(769)	-	(769)		(1,247)	-	(1,247)
Net amount		1,715	-	1,715		3,600	17	3,617

(1)	Included in Derivative liabilities in the Group's balance sheet at December 31, 2013 and 2014.
(2)	Of which, EUR 5,053 million included in Securities sold under agreements to repurchase and EUR 4 million included in Accounts payable, Accrued expenses and Other liabilities at December 31, 2014.